SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
SECURITIES AVAILABLE FOR SALE
NOTE 2.	SECURITIES AVAILABLE FOR SALE

The amortized cost and fair value of securities available for sale with gross unrealized gains and losses are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019:
U.S. Government agencies	$998,826	$—	$(10,233)	$988,593
Mortgage-backed securities
GSE residential	12,387,396	255,334	—	12,642,730
Corporate securities	2,744,330	12,790	(33,571)	2,723,549

	$16,130,552	$268,124	$(43,804)	$16,354,872

December 31, 2018:
U.S. Government agencies	$998,726	$—	$(78,074)	$920,652
Mortgage-backed securities
GSE residential	15,318,322	8,373	(233,618)	15,093,077
Corporate securities	1,462,121	—	(82,121)	1,380,000

	$17,779,169	$8,373	$(393,813)	$17,393,729

The amortized cost and fair value of securities available for sale as of December 31, 2019, by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due from five to ten years	$2,244,330	$2,223,549
Due after ten years	1,498,826	1,488,593
Mortgage-backed securities	12,387,396	12,642,730

	$16,130,552	$16,354,872

Securities with a carrying value of $8,981,372 and $16,013,729 at December 31, 2019 and 2018, respectively, were pledged to secure securities sold under repurchase agreements.

There were no sales of securities during the year ended December 31, 2019. Gross gains and losses on sales of securities were $558,750 and $0, respectively, during the year ended December 31, 2018.

The following table shows the gross unrealized losses and fair value of securities, aggregated by category and length of time that securities have been in a continuous unrealized loss position.

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
December 31, 2019:
U.S. Government agencies	$—	$—	$(10,233)	$988,593
Corporate securities	—	—	(33,571)	932,500

Total temporarily impaired securities	$—	$—	$(43,804)	$1,921,093

December 31, 2018:
U.S. Government agencies	$—	$—	$(78,074)	$920,652
Mortgage-backed securities
GSE residential	(56,101)	7,844,419	(177,517)	6,271,177
Corporate securities	—	—	(82,121)	880,000

Total temporarily impaired securities	$(56,101)	$7,844,419	$(337,712)	$8,071,829

U.S. Government agencies. The unrealized loss on one investment in a U.S. Government agency security was caused primarily by interest rate increases. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis, which may be maturity, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2019.

Corporate securities. The Company’s unrealized loss on its investment in one corporate security relates to an investment in a company within the financial services sector. The unrealized loss is primarily caused by prior decreases in profitability and profit forecasts by industry analysts. The Company currently does not believe it is probable that it will be unable to collect all amounts due according to the contractual terms of the investment. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its par value, which may be maturity, it does not consider this investment to be other-than-temporarily impaired at December 31, 2019.

Other-Than-Temporary Impairment

Upon acquisition of a security, the Company decides whether it is within the scope of the accounting guidance to be evaluated for impairment.

Management routinely conducts periodic reviews to identify and evaluate each investment security to determine whether an other-than-temporary impairment has occurred. While all securities are considered, the securities primarily impacted by other-than-temporary impairment testing have been investments in trust preferred securities which are included in the corporate bond category.